Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Cheniere Corpus Christi Holdings, LLC
Entity Central Index Key	0001693317
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1929160
Entity Primary SIC Number	4924
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	375-5000